Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.774%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,291,134.01

Principal:
Principal Collections	$21,919,880.72
Prepayments in Full	$12,608,898.79
Liquidation Proceeds	$249,801.53
Recoveries	$55,184.85
Sub Total	$34,833,765.89
Collections	$37,124,899.90

Purchase Amounts:
Purchase Amounts Related to Principal	$293,794.52
Purchase Amounts Related to Interest	$1,369.64
Sub Total	$295,164.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,420,064.06

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,420,064.06
Servicing Fee	$651,641.97	$651,641.97	$0.00	$0.00	$36,768,422.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,768,422.09
Interest - Class A-2a Notes	$8,164.09	$8,164.09	$0.00	$0.00	$36,760,258.00
Interest - Class A-2b Notes	$12,831.10	$12,831.10	$0.00	$0.00	$36,747,426.90
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$36,232,226.90
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$36,079,460.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,079,460.90
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$35,999,309.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,999,309.73
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$35,941,394.73
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,941,394.73
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$35,870,317.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,870,317.23
Regular Principal Payment	$32,762,903.98	$32,762,903.98	$0.00	$0.00	$3,107,413.25
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,107,413.25
Residual Released to Depositor	$0.00	$3,107,413.25	$0.00	$0.00	$0.00
Total		$37,420,064.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$32,762,903.98
Total					$32,762,903.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,094,953.23	$56.26	$8,164.09	$0.04	$12,103,117.32	$56.30
Class A-2b Notes	$18,643,104.63	$56.26	$12,831.10	$0.04	$18,655,935.73	$56.30
Class A-3 Notes	$2,024,846.12	$4.19	$515,200.00	$1.07	$2,540,046.12	$5.26
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$32,762,903.98	$20.34	$898,104.86	$0.56	$33,661,008.84	$20.90

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$12,094,953.23	0.0562556	$0.00	0.0000000
Class A-2b Notes	$18,643,104.63	0.0562556	$0.00	0.0000000
Class A-3 Notes	$483,000,000.00	1.0000000	$480,975,153.88	0.9958078
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$736,078,057.86	0.4569246	$703,315,153.88	0.4365868

Pool Information
Weighted Average APR	3.480%	3.476%
Weighted Average Remaining Term	40.01	39.20
Number of Receivables Outstanding	46,971	45,795
Pool Balance	$781,970,359.69	$746,593,632.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$739,460,622.85	$706,167,067.96
Pool Factor	0.4684146	0.4472232

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$11,198,904.49
Yield Supplement Overcollateralization Amount	$40,426,564.65
Targeted Overcollateralization Amount	$43,278,478.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,278,478.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		141	$304,351.52
(Recoveries)		57	$55,184.85
Net Loss for Current Collection Period			$249,166.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3824%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6617%
Second Prior Collection Period			0.3853%
Prior Collection Period			0.4481%
Current Collection Period			0.3912%
Four Month Average (Current and Prior Three Collection Periods)			0.4716%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,013	$6,706,550.32
(Cumulative Recoveries)			$598,482.13
Cumulative Net Loss for All Collection Periods			$6,108,068.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3659%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,225.87
Average Net Loss for Receivables that have experienced a Realized Loss			$2,027.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	496	$10,364,526.47
61-90 Days Delinquent	0.23%	75	$1,740,591.15
91-120 Days Delinquent	0.06%	22	$452,632.06
Over 120 Days Delinquent	0.10%	31	$734,094.59
Total Delinquent Receivables	1.78%	624	$13,291,844.27

Repossession Inventory:
Repossessed in the Current Collection Period		26	$633,752.74
Total Repossessed Inventory		47	$1,107,720.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2028%
Prior Collection Period			0.2193%
Current Collection Period			0.2795%
Three Month Average			0.2339%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer